Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Credit Risk Exposure on the Group's Trade Receivables

As at March 31, 2024	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	12,730	970	546	9,967	24,212
Expected credit loss	529	451	149	1,226	2,356

As at March 31, 2023	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	11,912	6,740	7,189	6,201	32,042
Expected credit loss	233	-	574	548	1,355

* included trade receivables which are not yet due.

Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	61,883	7,463	69,346
Compulsorily convertible debentures*	—	—	—	8,064	38,287	46,351
Optionally convertible debentures*	—	—	—	785	7,209	7,994
Term loan from banks*	—	—	—	154,033	35,001	189,034
Loans from financial institutions*	—	—	—	160,069	147,384	307,453
Senior secured notes*	—	—	—	157,976	-	157,976
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	17,822	9,858	—	—	27,680
Term loan from banks and financial institutions (secured)	—	1,600	—	—	—	1,600
Working capital term loan	—	6,799	4,450	—	—	11,249
Buyer's / Supplier's credit	—	9,603	1,520	—	—	11,123
Other financial liabilities
Lease liabilities	—	196	701	2,991	24,576	28,464
Current maturities of long term interest-bearing loans and borrowings*	680	17,264	63,464	—	—	81,408
Interest accrued	—	1,160	1,797	—	—	2,957
Capital creditors	—	40,092	—	—	—	40,092
Purchase consideration payable	—	44	—	—	—	44
Trade payables
Trade payables	—	9,094	—	—	—	9,094

As at March 31, 2023	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Non convertible debentures (secured)*	—	—	—	83,396	7,012	90,408
Compulsorily convertible debentures*	—	—	—	11,416	40,263	51,679
Term loan from banks*	—	—	—	97,633	47,709	145,342
Loans from financial institutions*	—	—	—	122,648	146,258	268,906
Senior secured notes*	—	—	—	77,371	48,989	126,360
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	15,792	8,634	—	—	24,426
Term loan from banks and financial institutions (secured)	—	2,500	2,056	—	—	4,556
Working capital term loan (secured)	—	8,490	5,051	—	—	13,541
Other financial liabilities
Lease liabilities	—	166	522	2,195	14,554	17,437
Current maturities of long term interest-bearing loans and borrowings*	—	10,036	44,655	—	—	54,691
Interest accrued	—	2,175	1,037	—	—	3,212
Capital creditors	—	33,480	—	—	—	33,480
Purchase consideration payable	—	1,681	—	—	—	1,681
Trade payables
Trade payables	—	6,118	—	—	—	6,118

* Including future interest payments.

Interest rate risk
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates	The following table demonstrates the sensitivity to a reasonable possible change in interest rates on financial liabilities, i.e. floating interest rate borrowings in INR and USD. Interest rate sensitivity has been calculated for borrowings with floating rate of interest. For borrowings with fixed rate of interest sensitivity disclosure has not been made. With all other variables held constant, the Group's profit before tax is affected through the impact on financial liabilities, as follows:

	For the year ended March 31,
	2022		2023		2024
	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax
INR	+ / (-) 50	(-) / + 361	+ / (-) 50	(-) / + 727	+ / (-) 50	(-) / + 1,402